Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 38,394	$ 79,324
Investments - short-term	162,928	202,053
Receivables	22,969	25,316
Inventory	20,425	20,653
Prepaid expenses and other current assets	8,244	10,936
Total current assets	252,960	338,282
PROPERTY, PLANT AND EQUIPMENT, NET	95,020	96,905
INVESTMENTS - LONG-TERM	93,408	68,816
OTHER ASSETS	11,060	11,597
TOTAL ASSETS	452,448	515,600
CURRENT LIABILITIES:
Accounts payable and accrued expenses	44,934	37,881
Deferred revenue - current	3,123	2,220
Non-recourse RISPERDAL CONSTA secured 7% notes - current		51,043
Total current liabilities	48,057	91,144
DEFERRED REVENUE - LONG-TERM	4,837	5,105
OTHER LONG-TERM LIABILITIES	7,536	6,735
Total liabilities	60,430	102,984
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS' EQUITY:
Common stock	1,055	1,047
Treasury stock, at cost (10,069,208 and 9,945,265 shares at March 31, 2011 and 2010, respectively)	(131,095)	(129,681)
Additional paid-in capital	936,295	910,326
Accumulated other comprehensive loss	(3,013)	(3,392)
Accumulated deficit	(411,228)	(365,688)
Total shareholders' equity	392,018	412,616
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	452,448	515,600
Common stock
SHAREHOLDERS' EQUITY:
Common stock	1,055	1,047
Total shareholders' equity	1,055	1,047
Non-voting common stock
SHAREHOLDERS' EQUITY:
Common stock	4	4
Total shareholders' equity	$ 4	$ 4